CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Concentrations Tables
Greater than 10% of revenues from sales
In Thousands of US Dollars
Description	2017	2016	2015
Customer A	$62	$7	$25
Customer C	$90	$10	$12